Convertible bonds (Details Narrative) - Convertible Bonds [Member] ¥ / shares in Units, $ in Thousands, ¥ in Millions	1 Months Ended				12 Months Ended
	Jan. 31, 2020 USD ($) shares	Jan. 31, 2020 CNY (¥) shares	Sep. 30, 2019 USD ($) shares	Sep. 30, 2019 CNY (¥) shares	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2020	Jan. 31, 2020 CNY (¥) ¥ / shares	Sep. 30, 2019 CNY (¥) ¥ / shares
Short-Term Debt [Line Items]
Convertible debt	$ 4,656		$ 78						¥ 30.0	¥ 0.5
Debt instrument interest rate stated percentage	1.20%		0.02%						1.20%	0.02%
Proceeds from issuance of debt	$ 4,734	¥ 30.5	$ 4,734	¥ 30.5
Issuance cost net
Debt instrument, maturity date	Jun. 30, 2020	Jun. 30, 2020	Sep. 23, 2020	Sep. 23, 2020
Converted into ordinary shares | shares	462,852	462,852	10,419	10,419
Debt instrument convertible conversion price | ¥ / shares									¥ 64.82	¥ 47.99
Debt instrument principal amounts					$ 4,346	$ 4,180
Unpaid interest of convertible debt					4,414	3,207
Debt instrument accrued interest					$ 1,051	$ 1,065	$ 1,134
Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate stated percentage	8.00%		8.00%						8.00%	8.00%
Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate stated percentage	24.00%							24.00%	24.00%